Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings from financial institutions consisted of the following on June 30, 2024:
Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Ningbo Bank		-	$240,000	2024.05.17	2024.11.13	6.00%
Ningbo Bank		5,000,000	688,022	2024.06.13	2025.06.13	2.80%
Minsheng Bank		1,000,000	137,605	2023.06.27	2025.01.03	3.50%
Total	RMB	6,000,000	$1,065,627

Short-term borrowings from financial institutions consisted of the following on December 31, 2023:
Bank Name	Amount – RMB	Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank	500,000	70,424	2023.07.10	2024.07.10	4.00%